Consolidated Condensed Statements Of Operations (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2008 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Jan. 27, 2008 Predecessor [Member]
Revenues
Casino	$ 1,690.2	$ 1,784.3	$ 5,029.5	$ 5,251.3	$ 7,476.9	$ 6,917.9	$ 7,124.3	$ 614.6
Food and beverage	403.8	395.0	1,165.0	1,157.8	1,530.2	1,510.6	1,479.3	118.4
Rooms	315.0	296.0	917.2	858.5	1,174.5	1,132.3	1,068.9	96.4
Management fees	9.7	9.1	27.7	31.2	59.1	39.1	56.6	5.0
Other	164.8	155.5	473.4	439.9	624.8	576.3	592.4	42.7
Less: casino promotional allowances	(329.5)	(351.4)	(950.7)	(1,041.1)	(1,498.6)	(1,357.6)	(1,414.1)	(117.0)
Net revenues	2,254.0	2,288.5	6,662.1	6,697.6	9,366.9	8,818.6	8,907.4	760.1
Operating expenses
Casino	955.5	1,010.9	2,827.9	2,982.9	4,102.8	3,948.9	3,925.5	340.6
Food and beverage	174.5	164.0	500.3	469.7	639.5	621.3	596.0	50.5
Rooms	75.0	67.2	217.1	195.5	236.7	259.4	213.5	19.6
Property general, administrative and other	551.8	540.8	1,593.0	1,580.0	2,143.0	2,061.7	2,018.8	178.2
Depreciation and amortization	181.3	181.4	532.2	548.1	626.9	735.5	683.9	63.5
Project opening costs		1.7	4.2	4.0	28.9	2.1	3.6	0.7
Write-downs, reserves and recoveries	39.6	28.7	82.9	136.3	16.2	147.6	107.9	4.7
Impairment of goodwill and other non-amortizing intangible assets		44.0		144.0	5,489.6	193.0	1,638.0
Loss/(income) on interests in non-consolidated affiliates	1.1	1.7	4.2	2.1	2.1	1.5	2.2	(0.5)
Corporate expense	36.5	32.4	115.1	103.8	131.8	140.9	150.7	8.5
Acquisition and integration costs	1.3	0.7	3.6	8.3	24.0	13.6	0.3	125.6
Amortization of intangible assets	39.2	39.3	117.7	121.7	162.9	160.8	174.8	5.5
Total operating expenses	2,055.8	2,112.8	5,998.2	6,296.4	13,604.4	8,286.3	9,515.2	796.9
Income/(loss) from operations	198.2	175.7	663.9	401.2	(4,237.5)	532.3	(607.8)	(36.8)
Interest expense, net of capitalized interest	(450.3)	(523.6)	(1,448.3)	(1,471.9)	(2,074.9)	(1,981.6)	(1,892.5)	(89.7)
Gains on early extinguishments of debt		77.4	47.9	48.7	742.1	115.6	4,965.5
Other income, including interest income	8.2	9.8	16.7	28.2	35.2	41.7	33.0	1.1
(Loss)/income from continuing operations before income taxes	(243.9)	(260.7)	(719.8)	(993.8)	(5,535.1)	(1,292.0)	2,498.2	(125.4)
Benefit/(provision) for income tax	70.5	97.5	248.5	364.5	360.4	468.7	(1,651.8)	26.0
(Loss)/income from continuing operations, net of tax					(5,174.7)	(823.3)	846.4	(99.4)
Discontinued operations
Income from discontinued operations					141.5			0.1
Provision for income taxes					(51.1)
Income from discontinued operations, net					90.4			0.1
Net (loss)/income	(173.4)	(163.2)	(471.3)	(629.3)	(5,084.3)	(823.3)	846.4	(99.3)
Less: net loss/(income) attributable to non-controlling interests	9.4	(1.6)	4.3	(5.1)	(12.0)	(7.8)	(18.8)	(1.6)
Net (loss)/income attributable to Caesars Entertainment Corporation	(164.0)	(164.8)	(467.0)	(634.4)	(5,096.3)	(831.1)	827.6	(100.9)
Preferred stock dividends					(297.8)		(354.8)
Net (loss)/income attributable to common stockholders					$ (5,394.1)	$ (831.1)	$ 472.8	$ (100.9)
Earnings per share-basic
(Loss)/income from continuing operations					$ (134.59)	$ (14.58)	$ 11.62	$ (0.54)
Discontinued operations, net					$ 2.22
Net(loss)/income					$ (132.37)	$ (14.58)	$ 11.62	$ (0.54)
Earnings per share-diluted
(Loss)/income from continuing operations					$ (134.59)	$ (14.58)	$ 6.88	$ (0.54)
Discontinued operations, net					$ 2.22
Net (loss)/income					$ (132.37)	$ (14.58)	$ 6.88	$ (0.54)
Loss per share-basic and diluted	$ (2.28)	$ (2.72)	$ (6.50)	$ (11.70)
Basic weighted-average common shares outstanding					40,749,898	57,016,007	40,684,515	188,122,643
Diluted weighted-average common shares outstanding					40,749,898	57,016,007	120,225,295	188,122,643
Basic and diluted weighted-average common shares outstanding	71,800,000	60,600,000	71,800,000	54,200,000